September 5, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus GNMA Fund, Inc.
      File Nos. 2-95553, 811-04215
      CIK No. 0000762156

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on August 16, 2002.

                                          Very truly yours,


                                          /s/Christine Brennan
                                          Christine Brennan

CB\

cc:   Ernst & Young LLP
      Stroock & Stroock & Lavan LLP